EMPLOYEE STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged
The following is the range of the weighted average of the assumptions used in calculating the fair value of the options granted after our IPO in October 2014 and the options modified in 2014 using the Black-Scholes method:

Fair market value of one share of common stock	$249.0 million – $266.1 million
Aggregate exercise price of 50.4 million options	$176.4 million – $297.9 million
Risk free rate	1.06% – 1.70%
Dividend yield	0.00%
Expected volatility	46.31% – 54.97%
Expected term	2.74 – 6.06 years

The following is the weighted average of the assumptions used in calculating the fair value of the options granted in 2015 using the Black-Scholes method:

Fair market value of one share of common stock	$129.0 million
Aggregate exercise price of 50.4 million options	$129.0 million
Risk free rate	1.71%
Dividend yield	0.00%
Expected volatility	127.52%
Expected term	6.14 years

Summary of Stock Option Activity
The following table summarizes the Company’s total option activity for the nine months ended September 30, 2016:

	Options	Weighted Average Option Exercise Price	Total Shares of Common Stock Underlying the Option	Aggregate Exercise Price for One Common Share	Weighted Average Remaining Contractual Term in Years
As of September 30, 2016:
Options outstanding as of January 1, 2016	792,534	$2.84	88	$143.1 million	8.0
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	(52,000)	$2.36	(15)	$119.2 million	—
Options outstanding as of September 30, 2016	740,534	$2.88	73	$144.9 million	7.2

The following table summarizes the Company’s total option activity for the years ended December 31, 2015 and 2014:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Intrinsic Value
As of December 31, 2014:
Options outstanding as of January 1, 2014	115,750	$30.00	6.3
Granted	619,784	$2.86	9.4
Exercised	—	—	—
Forfeited/expired	(32,500)	$8.92	5.7
Options outstanding as of December 31, 2014	703,034	$2.98	8.8	$—
As of December 31, 2015:
Options outstanding as of January 1, 2015	703,034	$2.98	8.8
Granted	117,500	$2.56	9.6
Exercised	—	—	—
Forfeited/expired	(28,000)	$5.16	8.6
Options outstanding as of December 31, 2015	792,534	$2.84	8.0	$—

Summary of Stock Options Outstanding and Exercisable
Outstanding and exercisable stock options as of September 30, 2016 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price
September 30, 2016	740,534	7.2	$2.88	437,772	$3.04

Outstanding and exercisable stock options as of December 31, 2015 and 2014 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price	Intrinsic Value
December 31, 2014	703,034	8.8	$2.98	117,404	$3.86	$—
December 31, 2015	792,534	8.0	$2.84	328,445	$3.07	$—

Schedule of Equity-Based Compensation Expenses
The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the twelve months ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Stock based compensation expense	$110,123	$297,244